Share-Based Compensation (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Restricted Stock Unit

Number of RSU’s eligible to vest	Share price
250,000	$15.00
250,000	$17.50
250,000	$20.00
250,000	$22.50
250,000	$25.00
500,000	$27.50
500,000	$30.00
500,000	$32.50
500,000	$35.00
500,000	$37.50
750,000	$40.00
750,000	$42.50
750,000	$45.00
1,000,000	$47.50
1,000,000	$50.00

Schedule of Activity Restricted Stock Units

The table below presents the summary of activity with respect to, and status of restricted stock units for the period from June 17, 2025 (inception) through December 31, 2025:

	Number of Restricted Stock Units	Weighted Average Grant Date Value
Unvested as of June 17, 2025	-	-
Granted	8,220,000	$2.13
Forfeited	-	-
Vested	(201,586)	$2.11
Unvested as of December 31, 2025	8,018,414	$2.13

Time-based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule Of Market-based RSU

The following schedule summarizes activity related to time-based RSUs for the six months ended June 30, 2026:

	Number of time-based Restricted Stock Units	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	18,414	$2.13
Granted	3,353,832	2.27
Forfeited	-	-
Vested	(1,454,365)	2.51
Unvested as of June 30, 2026	1,917,980	$2.09

Market-based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule Of Market-based RSU

The following table summarizes activity related to market-based RSUs for the six months ended June 30, 2026:

	Number of market-based Stock Units	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2025	8,000,000	$2.13
Granted	4,356,450	1.17
Forfeited	-	-
Vested	-	-
Unvested as of June 30, 2026	12,356,450	$1.75

Schedule of Key Assumptions Used in the Valuation of Such Awards Granted

The following table summarizes the key assumptions used in the Monte Carlo valuation of market-based awards granted during the six months ended June 30, 2026:

Assumption	Input
Stock price	$1.90
Expected volatility	70.0%
Risk-free interest rate	3.94%
Expected term	5.00
Expected dividend yield	0.00%